Schedule of Investments (unaudited) June 30, 2020	iShares® U.S. Pharmaceuticals ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 3.7%
Amicus Therapeutics Inc.(a)(b)	408,387	$6,158,476
Catalyst Pharmaceuticals Inc.(a)	152,682	705,391
Ironwood Pharmaceuticals Inc.(a)(b)	252,609	2,606,925
Madrigal Pharmaceuticals Inc.(a)(b)	14,941	1,692,068
Spectrum Pharmaceuticals Inc.(a)	182,246	615,992
Vanda Pharmaceuticals Inc.(a)	86,112	985,121

		12,763,973

Pharmaceuticals — 96.1%
Aerie Pharmaceuticals Inc.(a)(b)	66,392	979,946
AMAG Pharmaceuticals Inc.(a)(b)	54,410	416,237
Amneal Pharmaceuticals Inc.(a)(b)	175,400	834,904
Amphastar Pharmaceuticals Inc.(a)	53,539	1,202,486
Arvinas Inc.(a)	24,239	812,976
Axsome Therapeutics Inc.(a)	42,898	3,529,647
Bristol-Myers Squibb Co.	262,405	15,429,414
Cara Therapeutics Inc.(a)(b)	66,861	1,143,323
Catalent Inc.(a)	221,922	16,266,883
Corcept Therapeutics Inc.(a)(b)	163,475	2,749,649
Elanco Animal Health Inc.(a)	632,080	13,558,116
Eli Lilly & Co.	104,479	17,153,362
Endo International PLC(a)	324,549	1,113,203
Horizon Therapeutics PLC(a)(b)	302,375	16,806,002
Innoviva Inc.(a)(b)	106,160	1,484,117
Intersect ENT Inc.(a)	51,688	699,856
Intra-Cellular Therapies Inc.(a)	87,559	2,247,640
Jazz Pharmaceuticals PLC(a)	87,696	9,676,377
Johnson & Johnson	534,042	75,102,326
Merck & Co. Inc.	830,691	64,237,335
Mylan NV(a)(b)	819,339	13,174,971
MyoKardia Inc.(a)(b)	83,556	8,073,181
Omeros Corp.(a)(b)	81,345	1,197,398
Pacira BioSciences Inc.(a)(b)	66,760	3,502,897
Perrigo Co. PLC	216,050	11,941,083
Pfizer Inc.	439,484	14,371,127
Phathom Pharmaceuticals Inc.(a)(b)	20,692	680,974
Phibro Animal Health Corp., Class A(b)	32,208	846,104

Security	Shares	Value

Pharmaceuticals (continued)
Prestige Consumer Healthcare Inc.(a)(b)	79,383	$2,981,625
Reata Pharmaceuticals Inc., Class A(a)(b)	41,965	6,547,379
Relmada Therapeutics Inc.(a)(b)	21,473	960,917
Revance Therapeutics Inc.(a)(b)	76,080	1,857,874
TherapeuticsMD Inc.(a)(b)	353,669	442,086
Theravance Biopharma Inc.(a)	76,117	1,597,696
Tricida Inc.(a)	42,822	1,176,749
Zoetis Inc.	112,748	15,450,986
Zogenix Inc.(a)(b)	82,450	2,226,974

		332,473,820

Total Common Stocks — 99.8% (Cost: $352,171,479)		345,237,793

Short-Term Investments

Money Market Funds — 9.3%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(c)(d)(e)	31,786,010	31,827,332
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(c)(d)	336,000	336,000

		32,163,332

Total Short-Term Investments — 9.3% (Cost: $32,146,883)		32,163,332

Total Investments in Securities — 109.1% (Cost: $384,318,362)		377,401,125

Other Assets, Less Liabilities — (9.1)%		(31,351,124)

Net Assets — 100.0%		$346,050,001

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	8,521,459	23,264,551	31,786,010	$31,827,332	$38,253	(b)	$7,199		$10,723
BlackRock Cash Funds: Treasury, SL Agency Shares	676,000	(340,000)	336,000	336,000	382		—		—

				$32,163,332	$38,635		$7,199		$10,723

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® U.S. Pharmaceuticals ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Health Care E-Mini Index	7	09/18/20	$707	$11,684

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$345,237,793	$—	$—	$345,237,793
Money Market Funds	32,163,332	—	—	32,163,332

	$377,401,125	$—	$—	$377,401,125

Derivative financial instruments(a)
Assets
Futures Contracts	$11,684	$—	$—	$11,684

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2